Variable Interest Entities - Schedule of VIE Amounts in Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity
Current assets	$ 2,624	$ 2,497
Property, plant and equipment	11,323	10,888
Long-term investments and other assets	227	245
Current liabilities	(2,657)	(2,607)
Asset retirement obligations	(436)	(385)
VIE
Variable Interest Entity
Current assets	6	7
Property, plant and equipment	357	358
Long-term investments and other assets	47	50
Current liabilities	(8)	(2)
Asset retirement obligations	(3)	(2)
Net assets	$ 399	$ 411